Notes Payable (Tables)	6 Months Ended
Jun. 30, 2015
Notes Payable [Abstract]
Schedule of notes payable

Notes payable consist of the following:

June 30, 2015
Note payable dated June 5, 2015; unsecured; interest at 0% per annum; due June 5, 2016	$20,000
Note payable dated April 15, 2015; unsecured; interest at 0% per annum; monthly payments of $500; due April 15,2020	29,000
Total	49,000
Less current portion	(26,000)
Long-term portion	$23,000

Schedule of aggregate future maturities	Aggregate future maturities of notes payable at June 30, 2015 are as follows:
Year ending June 30,

2016	$26,000
2017	6,000
2018	6,000
2019	6,000
2020	5,000
$49,000